FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value of loans and financing (Details) - Loans, financing and debentures - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [table]
Financial liabilities, at fair value	R$ 88,260,594	R$ 98,802,972
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	R$ 88,260,594	98,802,972
Bonds | Foreign market | Fixed
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	Secondary Market
Financial liabilities, at fair value	R$ 36,655,663	48,734,909
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Secondary Market
Financial liabilities, at fair value	R$ 36,655,663	48,734,909
Export credits (“export prepayments”) | Foreign market | SOFR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 18,404,795	22,740,891
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 18,404,795	22,740,891
Export credits (“export prepayments”) | Domestic market (Brazil) | Fixed
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 334,422
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 334,422
Assets financing | Foreign market | SOFR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 277,172	422,115
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 277,172	422,115
Assets financing | Domestic market (Brazil) | SOFR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 49,911	60,566
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 49,911	60,566
ECA - Export Credit Agency | Foreign market | SOFR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 1,979,202	864,202
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 1,979,202	864,202
IFC - International Finance Corporation | Foreign market | SOFR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 5,442,675	6,261,715
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 5,442,675	6,261,715
Panda Bonds | Foreign market | Fixed
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	Fixed
Financial liabilities, at fair value	R$ 1,964,329	951,125
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Fixed
Financial liabilities, at fair value	R$ 1,964,329	951,125
BNDES – TJLP [Member] | Domestic market (Brazil) | BNDES – TJLP
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 95,167	171,109
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 95,167	171,109
BNDES – TLP [Member] | Domestic market (Brazil) | BNDES – TLP
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 4,193,766	3,275,012
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 4,193,766	3,275,012
BNDES | Domestic market (Brazil) | BNDES – SELIC
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 547,000	645,139
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 547,000	645,139
BNDES – TR | Domestic market (Brazil) | BNDES – TR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 90,356	33,466
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 90,356	33,466
BNDES - US$ | Domestic market (Brazil) | BNDES - US$
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 2
Financial liabilities, at fair value	R$ 253,500	106,966
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 2
Financial liabilities, at fair value	R$ 253,500	106,966
Debentures [Member] | Domestic market (Brazil) | CDI/IPCA
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1/IPCA
Financial liabilities, at fair value	R$ 10,873,596	12,002,992
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1/IPCA
Financial liabilities, at fair value	R$ 10,873,596	12,002,992
NCE ("Export Credit Notes") | Domestic market (Brazil) | CDI
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 105,865	108,308
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 105,865	108,308
NCR ("Rural Credit Notes") | Domestic market (Brazil) | CDI
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 5,520,478	2,424,457
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 5,520,478	R$ 2,424,457
Rural Producer Note (CPR) | Domestic market (Brazil) | CDI
Disclosure of detailed information about financial instruments [table]
Financial liabilities, at fair value	1,472,697
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	R$ 1,472,697